ACCOUNTS PAYABLE	12 Months Ended
Nov. 30, 2022
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE

NOTE 7 - ACCOUNTS PAYABLE

Accounts payable are made up of payables due to vendors in the ordinary course of business. For the year ended November 30, 2022, two vendors accounted for 29% of purchases. For the year ended November 30, 2021, one vendor accounted for 15% of purchases.